Related Party Transactions	12 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14 — RELATED PARTY TRANSACTIONS

(a) Nature of relationships with related parties

Name	Relationship with the Company
Mr. Gang Lai	The Company’s controlling shareholder, Chief Executive Officer and chairman of the Company’s Board of Directors
Ms. Lin Yang	Chief Financial Officer and Director
Greatest Group (China) Financial Management Limited (“Greatest Group”)	One of the Company’s minority shareholders owns 8.7% of the ownership interest in this entity
Foshan Shangyu Investment Holding Co., Ltd (“Foshan Shangyu”)	An affiliated entity of the Company, 90% owned by and controlled by the Company’s Chief Executive Officer

(b) Due from related parties

	September 30, 2022	September 30, 2021
Name
Greatest Group	$-	$235,438
Foshan Shangyu	-	1,544
Total due from related parties	$-	$236,982

The Company’s due from related parties were interest free and due on demand. The September 30, 2021 due from related parties balance has been subsequently collected back and the Company does not have the intention to make additional cash advance to related parties going forward.

(c) Due to related parties

	September 30, 2022	September 30, 2021
Name
Mr. Gang Lai	$3,379,263	$-
Mrs. Lin Yang	-	19,723
Total due to related parties	$3,379,263	$19,723

As of September 30, 2022 and 2021, the balance due to related parties mainly consisted of advances from the Company’s officers for working capital purposes during the Company’s normal course of business. These advances are non-interest bearing and due on demand.

(d) Loan guarantee provided by related parties

In connection with the Company’s bank borrowings from Bank of Communications, certain related parties of the Company, including Mr. Gang Lai, the Company’s controlling shareholder, chairman of the board of directors, and chief executive officer, Mr. Gang Lai’s spouse, Ms. Xing Wu, and the Company’s subsidiary, Universe Trade, jointly signed guarantee agreements with Bank of Communications to provide credit guarantee for these loans.

In connection with the Company’s bank borrowings from LRC Bank, the Company’s chief executive officer, Mr. Gang Lai, signed a guarantee agreement with LRC Bank to provide a credit guarantee for the Company’s loans from LRC Bank within the loan period (see Note 13).

(e) Prepayment to related party for property purchase

As disclosed in Note 12, on May 6, 2021, the Company entered into a real estate property purchase agreement with a related party, Jiangxi Yueshang, to purchase certain residential apartment and commercial office space totaling 2,749.30 square meters with total purchase price of RMB32 million (approximately $4.5 million). As of September 30, 2022, the Company had made a prepayment of RMB16 million ($2,249,248) to Jiangxi Yueshang. The remaining balance is expected to be paid by August 2024.

On January 13, 2022, Mr. Gang Lai transferred the 5% equity interest he owned in Jiangxi Yueshang to a third party. As such, after this date, Jiangxi Yueshang is no longer our related party.